CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ₪ in Millions, $ in Millions		Share Capital [Member] ILS (₪) shares		Share Capital [Member] Convenience translation into U.S. dollars [Member] USD ($) shares	Capital surplus [Member] ILS (₪)		Capital surplus [Member] Convenience translation into U.S. dollars [Member] USD ($)	Capital surplus [Member] Convenience translation into U.S. dollars [Member] ILS (₪)	Accumulated earnings [Member] ILS (₪)	Accumulated earnings [Member] Convenience translation into U.S. dollars [Member] USD ($)	Treasury shares [Member] ILS (₪)	Treasury shares [Member] Convenience translation into U.S. dollars [Member] USD ($)	ILS (₪) shares		Convenience translation into U.S. dollars [Member] USD ($)		Convenience translation into U.S. dollars [Member] ILS (₪)	Non-controlling Interests [Member] ILS (₪)		Non-controlling Interests [Member] Convenience translation into U.S. dollars [Member] USD ($)	[2]	Non-controlling Interests [Member] Convenience translation into U.S. dollars [Member] ILS (₪)	Total equity [Member] ILS (₪)	Total equity [Member] Convenience translation into U.S. dollars [Member] USD ($)	Total equity [Member] Convenience translation into U.S. dollars [Member] ILS (₪)
BALANCE at Dec. 31, 2016		₪ 2			₪ 1,034				₪ 358		₪ (283)		₪ 1,111										₪ 1,111
BALANCE, shares at Dec. 31, 2016 | shares		156,993,337
CHANGES DURING THE YEAR ENDED
Profit for the year	[1]												114
Total comprehensive income for the year									113				113										113
Issuance of shares to shareholders			[2]		190	[3]							190										190
Issuance of shares to shareholders, shares | shares		10,178,211
Exercise of options and vesting of restricted shares granted to employees					(60)						60
Exercise of options and vesting of restricted shares granted to employees, shares | shares		1,072,365
Employee share-based compensation expenses			[2]						20				20										20
BALANCE at Dec. 31, 2017		₪ 2			1,164				491		(223)		1,434										1,434
BALANCE, Shares at Dec. 31, 2017 | shares		168,243,913
CHANGES DURING THE YEAR ENDED
Profit for the year									56				56	[1]				₪ (1)					56
Other comprehensive loss for the year, net of income taxes									1				1										1
Total comprehensive income for the year													57
Exercise of options and vesting of restricted shares granted to employees					(62)						62
Exercise of options and vesting of restricted shares granted to employees, shares | shares		886,072
Employee share-based compensation expenses									15				15										15
Acquisition of treasury shares											(100)		(100)										(100)
Acquisition of treasury shares, shares | shares		(6,501,588)
Non-controlling interests on acquisition of subsidiary																		1					1
BALANCE at Dec. 31, 2018		₪ 2		$ 1	1,102		$ 319		563	$ 163	(261)	$ (76)	₪ 1,406		$ 407				[2]				1,406	$ 407
BALANCE, Shares at Dec. 31, 2018 | shares		162,628,397		162,628,397									162,628,397	[4]
Adoption of new accounting standard									(21)	(6)			₪ (21)		(6)								(21)	(6)
BALANCE at Dec. 31, 2018		₪ 2		$ 1	1,102		319		542	157	(261)	(76)	₪ 1,385		401				[2]				1,385	401
BALANCE, shares at Dec. 31, 2018 | shares		162,628,397		162,628,397									162,628,397
CHANGES DURING THE YEAR ENDED
Profit for the year									19	6			₪ 19	[5]	6	[5]							19	6
Other comprehensive loss for the year, net of income taxes									(2)	(1)			(2)		(1)								(2)	(1)
Total comprehensive income for the year	[5]												17		5
Exercise of options and vesting of restricted shares granted to employees					(23)		(7)				(23)	7
Exercise of options and vesting of restricted shares granted to employees, shares | shares		287,593		287,593
Employee share-based compensation expenses									17	5			17		5								17	5
Transactions with non-controlling interests					(2)			₪ (1)					(2)				₪ (1)						(2)		₪ (1)
BALANCE at Dec. 31, 2019		₪ 2		$ 1	₪ 1,077		$ 311		₪ 576	$ 167	₪ (238)	$ (69)	₪ 1,417	[5]	$ 410	[5]							₪ 1,417	$ 410
BALANCE, Shares at Dec. 31, 2019 | shares		162,915,990		162,915,990									162,915,990	[4]

[1]	See Note 2(o) regarding the adoption of IFRS16, Leases. For 2019 the impact of the adoption of IFRS 16 was an increase of NIS 141 million in the cellular segment Adjusted EBITDA and an increase of NIS 16 million in the fixed-line segment Adjusted EBITDA.
[2]	Representing an amount of less than 1 million.
[3]	Net of issuance costs.
[4]	Net of treasury shares.
[5]	See Note 2 regarding the adoption of IFRS 16 - Leases.